UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/06

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2006

Investments	Shares	Value (000)

COMMON STOCKS 97.03%

Aerospace 0.62%
Boeing Co.	530,800	$36,259
Lockheed Martin Corp.	298,800	20,214
Northrop Grumman Corp.	1,046,874	65,042
Total		121,515

Agriculture, Fishing & Ranching 1.02%
Monsanto Co.	2,377,505	201,161

Automobiles 0.48%
Honda Motor Co., Ltd. ADR	3,353,747	95,414

Banks 0.80%
Mitsubishi UFJ Financial Group, Inc. ADR	8,273,978	119,559
Sumitomo Mitsui Financial Group, Inc.	3,200	37,373
Total		156,932

Banks: New York City 3.65%
Bank of New York Co., Inc. (The)	10,942,826	348,091
JPMorgan Chase & Co.	9,380,887	372,890
Total		720,981

Banks: Outside New York City 2.26%
Bank of America Corp.	6,562,791	290,272
Marshall & Ilsley Corp.	1,744,950	73,183
PNC Financial Services Group, Inc. (The)	1,250,764	81,125
SunTrust Banks, Inc.	26,400	1,886
Total		446,466

Beverage: Soft Drinks 1.64%
Coca-Cola Co. (The)	1,393,170	57,649
PepsiCo, Inc.	4,655,547	266,204
Total		323,853

Biotechnology Research & Production 1.67%
Baxter Int’l., Inc.	7,764,553	286,124
Biogen Idec, Inc.*	964,525	43,162
Total		329,286

Chemicals 1.08%
Praxair, Inc.	4,043,279	213,000

Communications Technology 1.56%
Motorola, Inc.	13,591,776	$308,669

Computer Services, Software & Systems 2.11%
Microsoft Corp.	14,786,950	416,253

Computer Technology 2.77%
Electronic Data Systems Corp.	5,874,752	147,985
Hewlett-Packard Co.	9,081,326	283,156
Sun Microsystems, Inc.*	25,486,275	114,688
Total		545,829

Consumer Products 1.39%
Kimberly-Clark Corp.	4,811,985	274,861

Diversified Financial Services 2.12%
Citigroup Inc.	6,729,700	313,469
Marsh & McLennan Cos., Inc.	658,420	20,009
Morgan Stanley	1,381,425	84,889
Total		418,367

Diversified Production 0.01%
Dover Corp.	45,700	2,099

Drug & Grocery Store Chains 1.74%
Kroger Co. (The)*	17,590,701	323,669
Safeway Inc.	822,929	19,289
Total		342,958

Drugs & Pharmaceuticals 12.51%
GlaxoSmithKline plc ADR	5,486,716	281,139
Johnson & Johnson	2,990,275	172,060
MedImmune, Inc.*	3,965,206	135,293
Novartis AG ADR	8,722,565	481,137
Pfizer Inc.	22,031,039	565,757
Sanofi-Aventis ADR	43,100	1,983
Schering-Plough Corp.	6,435,187	123,234
Teva Pharmaceutical Industries Ltd. ADR	5,139,669	219,104
Wyeth	10,547,826	487,837
Total		2,467,544

Electrical Equipment & Components 2.03%
Emerson Electric Co.	5,167,099	400,192

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)

Electronics: Medical Systems 0.92%
Medtronic, Inc.	3,200,425	$180,728

Electronics: Technology 2.08%
General Dynamics Corp.	1,311,235	152,575
Raytheon Co.	6,313,469	258,663
Total		411,238

Engineering & Contracting Services 1.14%
Fluor Corp.	2,564,098	225,512

Entertainment 0.16%
Walt Disney Co. (The)	1,226,360	31,039

Financial Data Processing Services & Systems 1.95%
Automatic Data Processing, Inc.	8,743,353	384,183

Financial: Miscellaneous 0.45%
Federal Home Loan Mortgage Corp.	1,096,266	74,393
Fannie Mae	237,869	13,782
Total		88,175

Foods 3.83%
Campbell Soup Co.	9,190,502	275,072
General Mills, Inc.	1,194,800	58,079
Kraft Foods, Inc. Class A	14,345,516	422,332
Total		755,483

Gold 3.83%
Barrick Gold Corp.*(a)	9,509,068	299,155
Newmont Mining Corp.	7,389,633	456,680
Total		755,835

Identification Control & Filter Devices 2.29%
Pall Corp.	4,196,634	120,863
Parker Hannifin Corp.	4,364,891	330,728
Total		451,591

Insurance: Multi-Line 3.54%
Aflac, Inc.	4,118,030	193,341
American Int’l. Group, Inc.	4,935,650	$323,088
Hartford Financial Services Group, Inc. (The)	2,206,980	181,480
Total		697,909

Insurance: Property-Casualty 1.51%
ACE Ltd.(a)	2,427,240	132,891
XL Capital Ltd. Class A(a)	2,442,508	165,260
Total		298,151

Machinery: Agricultural 0.82%
Deere & Co.	2,254,418	161,777

Machinery: Construction & Handling 1.50%
Caterpillar Inc.	4,363,423	296,276

Machinery: Oil Well Equipment & Services 3.66%
Baker Hughes Inc.	2,976,037	230,464
Schlumberger Ltd.(a)	3,851,904	490,925
Total		721,389

Medical & Dental Instruments & Supplies 0.51%
Boston Scientific Corp.*	4,571,726	99,984

Miscellaneous 1.48%
iShares MSCI Japan Index Fund	20,863,675	292,509

Miscellaneous Consumer Staples 1.40%
Diageo plc ADR	4,595,428	275,818

Multi-Sector Companies 2.73%
Eaton Corp.	1,369,036	90,630
General Electric Co.	10,117,194	331,338
Honeywell Int’l., Inc.	3,047,319	117,078
Total		539,046

Oil: Integrated International 4.89%
Exxon Mobil Corp.	15,388,783	965,646

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)

Paper 1.96%
International Paper Co.	11,874,129	$387,453

Publishing: Newspapers 0.96%
Tribune Co.	6,551,570	190,061

Railroads 1.29%
Union Pacific Corp.	2,865,949	253,522

Recreational Vehicles & Boats 0.01%
Harley-Davidson, Inc.	32,800	1,756

Retail 1.21%
Wal-Mart Stores, Inc.	5,177,350	238,728

Services: Commercial 1.78%
IAC/InterActiveCorp*	3,545,646	102,895
Waste Management, Inc.	7,865,441	248,390
Total		351,285

Shoes 0.31%
NIKE, Inc. Class B	760,070	61,528

Soaps & Household Chemicals 4.37%
Clorox Co. (The)	2,907,677	174,025
Procter & Gamble Co. (The)	11,615,992	688,015
Total		862,040

Utilities: Cable TV & Radio 1.02%
Comcast Corp. Class A*	7,282,404	201,868

Utilities: Electrical 1.74%
Ameren Corp.	970,356	49,255
Exelon Corp.	240,300	13,798
PG&E Corp.	2,079,575	77,589
Progress Energy, Inc.	2,428,440	105,929
Southern Co. (The)	2,780,112	96,748
Total		343,319

Utilities: Gas Pipelines 0.62%
El Paso Corp.	9,112,016	122,648

Utilities: Telecommunications 3.61%
AT&T Inc.	14,723,815	382,083
BellSouth Corp.	6,895,478	$198,383
Sprint Nextel Corp.	5,345,745	122,364
Verizon Communications Inc.	291,700	9,235
Total		712,065

Total Common Stocks (cost $16,011,897,178)		19,143,942

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 2.58%

Repurchase Agreement 2.58%
Repurchase Agreement dated 1/31/2006, 3.65% due 2/1/2006 with State Street Bank & Trust Co. collateralized by $307,335,000 of Federal Home Loan Bank from 3.625% to 4.125% due from 6/8/2007 to 1/15/2008 and $216,455,000 of Federal National Mortgage Assoc. from 3.00% to 3.125% due from 8/15/2007 to 12/15/2007; value: $518,980,447; proceeds: $508,853,058 (cost $508,801,471)	$508,802	508,802

Total Investments in Securities 99.61% (cost $16,520,698,649)		19,652,744
Other Assets in Excess of Liabilities 0.39%		76,906
Net Assets 100.00%		$19,729,650

*      Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

ADR American Depositary Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.          ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2.          SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.          FEDERAL TAX INFORMATION

As of January 31, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$16,522,823,822
Gross unrealized gain	3,535,283,290
Gross unrealized loss	(405,363,425)
Net unrealized security gain	$3,129,919,865

The difference between book-basis and tax-basis unrealized gains (losses) are primarily attributable to wash sales and other temporary tax adjustments.

4.          INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2006